Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Entity File Number	001-42154
Entity Registrant Name	Eshallgo Inc
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 37, Haiyi Villa, Lane 97, Songlin Road
Entity Address, Adress Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200120
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EHGO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001879754
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	YCM CPA INC.	Marcum Asia CPAs LLP
Auditor Location	Irvine, California	New York, NY
Auditor Firm ID	6781	5395
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	21,042,759
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,856,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Qiwei Miao
Contact Personnel Email Address	miaoqiwei@eshallgo.com
Entity Address, Address Line One	No. 37, Haiyi Villa, Lane 97, Songlin Road
Entity Address, Adress Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200120
City Area Code	86
Local Phone Number	400 100 7299